Group structure - Summary of direct and indirect interests of company in its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
XP Investimentos S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Holding
Percent of group's interest	100.00%	100.00%	0.00%
XPAC Sponsor LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman
Principal activities	Special Purpose Acquisition (SPAC) Sponsor
Percent of group's interest	100.00%	0.00%	0.00%
XProject LTD
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman
Principal activities	Holding
Percent of group's interest	100.00%	0.00%	0.00%
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
XP Vida e Previdencia S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Private pension and insurance
Percent of group's interest	100.00%	100.00%	100.00%
Banco XP S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Multipurpose bank
Percent of group's interest	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Financial Holding
Percent of group's interest	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Digital Content services
Percent of group's interest	100.00%	100.00%	99.99%
Tecfinance Informática e Projetos de Sistemas Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Rendering of IT services
Percent of group's interest	99.73%	99.76%	99.76%
XP Corretora de Seguros Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Insurance Broker
Percent of group's interest	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	94.90%	94.80%	93.70%
XP Finanças Assessoria Financeira Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment consulting service
Percent of group's interest	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Mediation of information systems
Percent of group's interest	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.54%	99.50%	99.57%
XP Vista Asset Management Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.50%	99.45%	99.42%
XP Controle 4 Participações S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Insurance holding
Percent of group's interest	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Social media
Percent of group's interest	0.00%	99.99%	99.99%
Spiti Análise Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment Advisor
Percent of group's interest	0.00%	100.00%	100.00%
Chamaleon Bravery Unipessoal LDA
Disclosure of subsidiaries [line items]
Country of incorporation	Portugal
Principal activities	Investment Advisor
Percent of group's interest	0.00%	100.00%	100.00%
XP Investments UK LLP
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	Inter-dealer broker and Organized Trading Facility (OTF)
Percent of group's interest	100.00%	100.00%	100.00%
Sartus Capital LTD
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	Investment advisor
Percent of group's interest	100.00%	100.00%	100.00%
XP Private (Europe) S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Switzerland
Principal activities	Investment advisor
Percent of group's interest	0.00%	100.00%	100.00%
XP Holding UK Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	UK
Principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investments US, LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
Xperience Market Services LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Non-operational
Percent of group's interest	0.00%	100.00%	100.00%
XP Holding International LLC
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Advisory US
Disclosure of subsidiaries [line items]
Country of incorporation	USA
Principal activities	Investment advisor
Percent of group's interest	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	98.70%	98.70%	0.00%
XP LT Gestão de Recursos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	92.00%	92.00%	0.00%
Carteira Online Controle de Investimentos Ltda. - ME
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment consolidation platform
Percent of group's interest	99.99%	99.99%	0.00%
Antecipa S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Receivables Financing Market
Percent of group's interest	100.00%	100.00%	0.00%
XP Allocation Asset Management Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.99%	99.99%	0.00%
Track Índices Consultoria Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Index Provider
Percent of group's interest	100.00%	100.00%	0.00%
XP Eventos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Media and Events
Percent of group's interest	99.90%	99.00%	0.00%
DM10 Corretora de Seguros Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Insurance Broker
Percent of group's interest	100.00%	100.00%	0.00%
XP Comercializadora de Energia Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Energy trading
Percent of group's interest	100.00%	0.00%	0.00%
Instituto XP
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Non-profit entity
Percent of group's interest	100.00%	0.00%	0.00%
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Country of incorporation	US
Principal activities	Special Purpose Acquisition (SPAC)
Percent of group's interest	20.00%	0.00%	0.00%
XP Distribuidora de Titulos e Valores Mobiliarios
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Securities dealer
Percent of group's interest	100.00%	0.00%	0.00%
Instituto de Gestao a Tecnologia de Informacao Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Educational content services
Percent of group's interest	100.00%	0.00%	0.00%
Xchange Intermediacão S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Digital Assets
Percent of group's interest	100.00%	0.00%	0.00%
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	0.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	0.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	0.00%	100.00%	0.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
XP High Yield Fund SP
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
XP International Fund SPC
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
XP Managers Fundo de Investimento em Participações Multiestratégia
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.
Disclosure of subsidiaries [line items]
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Newave Fundo de Investimento em Participações Multiestratégia
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%